Share Based Payment - Summary of Number and Weighted Average Exercise Price of Employee Stock Option Plans (Detail)	2 Months Ended		12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, granted				209,731
Simplotel Plan 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance			1,202	1,065	1,073
Number of options, granted			0	192	0
Number of options, Forfeited and expired			(49)	(55)	(8)
Number of options outstanding, ending balance	1,153	1,202	1,153	1,202	1,065
Number of options, exercisable	992	949	992	949	947
Weighted average exercise price per share outstanding, beginning balance | $ / shares			$ 0.12	$ 0.12	$ 0.12
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares				0.12
Weighted average exercise price per share, Forfeited and expired | $ / shares			0.12	0.12	0.12
Weighted average exercise price per share outstanding, ending balance | $ / shares	$ 0.12	$ 0.12	0.12	0.12	0.12
Weighted average exercise price per share, Exercisable | $ / shares	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12
BMF ESOPs under BMF Plan 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance			2,490
Number of options, granted			476	2,490
Number of options, Forfeited and expired			(249)
Number of options outstanding, ending balance	2,717	2,490	2,717	2,490
Number of options, exercisable	1,162		1,162
Weighted average exercise price per share outstanding, beginning balance | $ / shares			$ 0.12
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			0.12	$ 0.12
Weighted average exercise price per share, Forfeited and expired | $ / shares			0.12
Weighted average exercise price per share outstanding, ending balance | $ / shares	$ 0.12	$ 0.12	0.12	$ 0.12
Weighted average exercise price per share, Exercisable | $ / shares	$ 0.12		$ 0.12
Savaari ESOPs under Savaari Plan 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance	30,685	30,710
Number of options, Forfeited and expired	(8,689)	(25)
Number of options, Exercised	(14,101)
Number of options outstanding, ending balance	7,895	30,685	7,895	30,685
Number of options, exercisable	7,895	30,637	7,895	30,637
Weighted average exercise price per share outstanding, beginning balance | $ / shares	$ 0.01	$ 0.01
Weighted average exercise price per share, Forfeited and expired | $ / shares	0.01	0.01
Weighted average exercise price per share, Exercised | $ / shares	0.01
Weighted average exercise price per share outstanding, ending balance | $ / shares	0.01	0.01	$ 0.01	$ 0.01
Weighted average exercise price per share, Exercisable | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Savaari Plan 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, granted			23,308
Number of options, Forfeited and expired			(5,158)
Number of options outstanding, ending balance	18,150		18,150
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			$ 0.01
Weighted average exercise price per share, Forfeited and expired | $ / shares			0.01
Weighted average exercise price per share outstanding, ending balance | $ / shares	$ 0.01		$ 0.01